Current Assets - Receivables	12 Months Ended
Jun. 30, 2025
Current Assets Receivables [Abstract]
Current Assets - Receivables

Note 19. Current Assets - Receivables

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Interest receivable	97	281
GST receivable[1]	301	1,071
Other receivable[1]	21	74
Total current receivables	419	1,426

1 The GST and other receivables are non‑interest bearing. There were no receivables with a material expected credit loss recorded during the financial year (2024: nil, 2023: nil).